Supplement to the current prospectus

MFS(R) Strategic Value Fund

Effective November 28, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. The portfolio manager is primarily responsible for the day-to-day management of the fund.

----------------------------------------------------------------------------
Portfolio Manager    Primary       Since        Title and Five Year
                     Role                       History
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Gregory W.           Portfolio     November     Investment Officer of MFS;
Locraft, Jr.         Manager       2007         employed in the investment
                                                management area of MFS
                                                since 1998.
----------------------------------------------------------------------------

              The date of this supplement is November 30, 2007.